May 2, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone ETF Trust (the "Trust")
File Nos: 333-264194 and 811-23789

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated April 28, 2023, do not differ from those contained in Post-Effective Amendment No. 4 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 26, 2023 (SEC Accession No. 0001683863-23-003728) and became effective on April 28, 2023.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/Meredyth A. Whitford-Schultz

Meredyth A. Whitford-Schultz

Senior Counsel

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